Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Fixed compensation	€ 1,136	€ 1,125	€ 960
Variable compensation	269	269	272
Benefits in kind	25	25	34
Directors fees	125	301	263
Share-based payments	5,567	3,294	581
Consulting fees	150	30
Total compensation of executive officers	€ 7,272	€ 5,044	€ 2,110